CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenue from tenants	$ 94,664	$ 96,287	$ 194,899	$ 185,005
Operating expenses:
Property operating and maintenance	59,788	58,804	121,511	111,603
Impairment charges	13,793	19	31,831	19
Operating fees to related parties	5,936	5,826	11,985	11,594
Acquisition and transaction related	178	31	505	49
General and administrative	4,730	4,314	11,460	10,612
Depreciation and amortization	20,183	20,299	40,378	40,984
Total expenses	104,608	89,293	217,670	174,861
Operating (loss) income before gain on sale of real estate investments	(9,944)	6,994	(22,771)	10,144
Gain on sale of real estate investments	0	0	2,306	6,078
Operating (loss) income	(9,944)	6,994	(20,465)	16,222
Other income (expense):
Interest expense	(12,580)	(12,806)	(25,837)	(26,749)
Interest and other income	36	0	41	4
Gain (loss) on non-designated derivatives	8	(5)	24	(48)
Total other expenses	(12,536)	(12,811)	(25,772)	(26,793)
Loss before income taxes	(22,480)	(5,817)	(46,237)	(10,571)
Income tax benefit (expense)	332	(297)	0	(635)
Net loss	(22,148)	(6,114)	(46,237)	(11,206)
Net loss attributable to non-controlling interests	87	60	174	41
Preferred stock dividends	(750)	0	(1,492)	0
Net loss attributable to common stockholders	(22,811)	(6,054)	(47,555)	(11,165)
Other comprehensive loss:
Unrealized loss on designated derivatives	(2,355)	(8,416)	(39,620)	(10,835)
Comprehensive loss attributable to common stockholders	$ (25,166)	$ (14,470)	$ (87,175)	$ (22,000)
Basic and diluted weighted-average shares outstanding (in shares)	91,980,953	91,783,557	91,970,957	92,335,665
Basic and diluted net loss per share (in usd per share)	$ (0.25)	$ (0.07)	$ (0.52)	$ (0.12)